UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04448
                  ---------------------------------------------

                             UBS Master Series, Inc.

 ------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114

 ------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

[LOGO OF UBS] Global Asset
              Management

    UBS MONEY MARKET FUND
    ANNUAL REPORT

    FEBRUARY 28, 2005

UBS MONEY MARKET FUND

April 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report of the UBS Money Market Fund (the "Fund") for the fiscal year ended February 28, 2005.

PERFORMANCE

The seven-day current yield for the Fund's Class A shares as of February 28, 2005, was 0.56% (after fee waivers and/or expense reimbursements), versus 0.52% (after fee waivers and/or expense reimbursements) at the Fund's prior fiscal year end on February 29, 2004. (For more information on the Fund's performance, refer to "Performance At A Glance" on page 6.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A. The US economy faced several headwinds during the reporting period, including sharply rising oil prices, higher short-term interest rates, a mixed job market, uncertainty surrounding the presidential election and geopolitical events. Despite these issues, the economy proved to be surprisingly resilient. Following a 3.3% gain in the second quarter of 2004, gross domestic product (GDP) was a robust 4.0% in the third quarter. Fourth quarter GDP was 3.8%, another solid gain.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. Given the strength of the economy, it became increasingly clear that the Fed's accommodative monetary policy would change, and it would begin to raise interest rates in an attempt to ward off a potential increase in inflation. As expected, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% at the end of June 2004. This was the first rate hike in four years.

--------------------------------------------------------------------------------
UBS MONEY MARKET FUND

INVESTMENT GOAL:

Maximum current income consistent with liquidity and conservation of capital.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--July 1, 1991
Class B--September 26, 1986
Class C--July 14, 1992

DIVIDEND PAYMENTS:

Monthly
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

   The Fed continued to raise rates in August, September, November and December 2004, and February 2005, bringing the Fed funds rate to 2.50%. Coinciding with the February rate hike, the Fed stated: "With underlying inflation expected to be relatively low, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured. Nonetheless, the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability." The market interpreted this statement to mean that the Fed would continue to raise rates in 25-basis-point increments, while still leaving the door open for more or less aggressive rate hikes, if deemed appropriate. The Fed did indeed continue to raise rates after the reporting period closed, bringing the rate to 2.75% at their March 22 meeting.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE FISCAL YEAR?

A. We employed a "barbell" strategy for much of the period, by purchasing securities at both ends of the maturity spectrum. Our longer-term securities, with maturities up to one year, were used to lock in higher rates, while our shorterterm securities, with maturities of one month or less, provided liquidity and gave us the ability to reinvest at higher yields as the Fed increased interest rates.

   Toward the end of the period, we let the portfolio's weighted average maturity drift shorter, in order to take advantage of the rising rate environment. We also moved from our barbell structure to a more "bulleted" yield curve position, targeting a specific point on the yield curve and emphasizing securities with three- to six-month maturities.

Q. WHAT TYPES OF SECURITIES DID YOU EMPHASIZE OVER THE PERIOD?

A. We maintained our strategy of emphasizing quality and liquidity throughout the period. In doing so, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which offered a yield advantage in the strong credit environment that characterized the period. We also held positions in other high quality sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations. This positioning helped maintain the Fund's overall level of diversification and allowed us to meet our liquidity requirements.

--------------------------------------------------------------------------------
2

UBS MONEY MARKET FUND

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas

Joseph A. Varnas
President
UBS Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

/s/ Michael H. Markowitz

Michael H. Markowitz
Portfolio Manager
UBS Money Market Fund
Managing Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended February 28, 2005. The views and opinions in the letter were current as of April 15, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual stocks, sectors and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund's future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses can be obtained from your financial advisor, by calling UBS funds at 800-647 1568 or, for most of our funds, by visiting our website at www.ubs.com/globalam-us.

  Past performance is no guarantee of future results; for the most recent performance, visit our public website.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
4

UBS MONEY MARKET FUND

                                                    Beginning             Ending             Expenses Paid
                                                 Account Value         Account Value         During Period*
                                               September 1, 2004      February 28, 2005     9/1/04 - 2/28/05
------------------------------------------------------------------------------------------------------------
Class A     Actual                                 $1,000.00              $1,003.00               $6.95
            ------------------------------------------------------------------------------------------------
            Hypothetical (5% annual return
            before expenses)                        1,000.00               1,017.85                7.00
------------------------------------------------------------------------------------------------------------
Class B     Actual                                  1,000.00               1,000.70                9.23
            ------------------------------------------------------------------------------------------------
            Hypothetical (5% annual return
            before expenses)                        1,000.00               1,015.57                9.30
------------------------------------------------------------------------------------------------------------
Class C     Actual                                  1,000.00               1,000.50                9.42
            ------------------------------------------------------------------------------------------------
            Hypothetical (5% annual return
            before expenses)                        1,000.00               1,015.37                9.49
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratios: Class A:
  1.40%, Class B: 1.86%, Class C: 1.90%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

PERFORMANCE AT A GLANCE (UNAUDITED)

SEVEN-DAY CURRENT YIELD*                  2/28/05           8/31/04            2/29/04
-----------------------------------------------------------------------------------------
Class A Shares                             0.56%             0.64%              0.52%
-----------------------------------------------------------------------------------------
Class B Shares                             0.26              0.13               0.27
-----------------------------------------------------------------------------------------
Class C Shares                             0.10              0.10               0.10
-----------------------------------------------------------------------------------------

PORTFOLIO STATISTICS(UNAUDITED)

CHARACTERISTICS                           2/28/05            8/31/04           2/29/04
-----------------------------------------------------------------------------------------
Weighted Average Maturity**               41 days            44 days           46 days
-----------------------------------------------------------------------------------------
Average Credit Quality                   First Tier         First Tier        First Tier
-----------------------------------------------------------------------------------------
Net Assets (mm)                            $22.0              $31.6             $33.8
-----------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION***                  2/28/05            8/31/04           2/29/04
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER                           53.6%              40.2%             38.4%
-----------------------------------------------------------------------------------------
U.S. Government and Agency Obligations     16.6               25.2              35.3
-----------------------------------------------------------------------------------------
Certificates of Deposit                     9.1               17.4              11.8
-----------------------------------------------------------------------------------------
Repurchase Agreements                       8.8                7.0               6.2
-----------------------------------------------------------------------------------------
Short-Term Corporate Obligations            8.0                9.5               8.9
-----------------------------------------------------------------------------------------
Bank Notes                                  4.1                1.3                --
-----------------------------------------------------------------------------------------
Money Market Funds                          1.3                1.8               1.7
-----------------------------------------------------------------------------------------
Other Assets Less Liabilities              (1.5)              (2.4)             (2.3)
-----------------------------------------------------------------------------------------
TOTAL                                     100.0%             100.0%            100.0%
-----------------------------------------------------------------------------------------

  * Yields will fluctuate and reflect fee waivers and/or expense reimbursements. Performance data quoted represent past performance. Past performance does not guarantee future results. Current performance may be different.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
6

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2005

   PRINCIPAL
     AMOUNT                                                      MATURITY          INTEREST
     (000)                                                         DATES            RATES             VALUE
=============================================================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS--16.59%
=============================================================================================================
      $1,150    Federal Home Loan Bank                           03/08/05 to        1.350 to
                                                                 10/21/05           2.250%         $1,149,700
-------------------------------------------------------------------------------------------------------------
         500    Federal Home Loan Mortgage Corp.                 03/01/05           1.420             500,000
-------------------------------------------------------------------------------------------------------------
         500    Federal Home Loan Mortgage Corp.                 03/29/05           2.460@            499,043
-------------------------------------------------------------------------------------------------------------
       1,500    Federal National Mortgage Association            03/29/05 to        1.400 to
                                                                 09/30/05           2.300           1,500,000
-------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations (cost--$3,648,743)                                         3,648,743
=============================================================================================================

BANK NOTES--4.09%
=============================================================================================================
    Non-U.S.--2.27%
         500    Abbey National Treasury Services PLC**           04/18/05           2.700*            500,298
-------------------------------------------------------------------------------------------------------------
    U.S.--1.82%
         400    U.S. Bank N.A.                                   04/07/05           1.430             400,000
-------------------------------------------------------------------------------------------------------------
Total Bank Notes(cost--$900,298)                                                                      900,298
=============================================================================================================

CERTIFICATES OF DEPOSIT--9.09%
=============================================================================================================
    NON-U.S.--4.54%
         500    Svenska Handelsbanken                            03/15/05           1.215             499,948
-------------------------------------------------------------------------------------------------------------
         500    UniCredito Italiano SpA                          03/24/05           2.465*            499,943
-------------------------------------------------------------------------------------------------------------
                                                                                                      999,891
=============================================================================================================
    U.S.--4.55%
         500    First Tennessee Bank N.A. (Memphis)              05/04/05           2.700             500,000
-------------------------------------------------------------------------------------------------------------
         500    Wells Fargo Bank N.A.                            03/01/05           2.550*            500,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,000,000
-------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$1,999,891)                                                    1,999,891
=============================================================================================================

COMMERCIAL PAPER@--53.61%
=============================================================================================================
    ASSET BACKED-BANKING--2.28%
         500    Atlantis One Funding                             03/02/05           2.400             499,967
-------------------------------------------------------------------------------------------------------------
    ASSET BACKED-MISCELLANEOUS--17.82%
         500    Amsterdam Funding Corp.                          03/21/05           2.540             499,294
-------------------------------------------------------------------------------------------------------------
         500    Giro Multi-Funding Corp.                         03/21/05           2.470             499,314
-------------------------------------------------------------------------------------------------------------
         500    Kitty Hawk Funding Corp.                         03/02/05           2.550             499,964
-------------------------------------------------------------------------------------------------------------
         500    Old Line Funding Corp.                           03/04/05           2.530             499,895
-------------------------------------------------------------------------------------------------------------
         424    Preferred Receivables Funding Corp.              04/01/05           2.600             423,051
-------------------------------------------------------------------------------------------------------------
         500    Ranger Funding Co. LLC                           03/02/05           2.530             499,965
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2005

   PRINCIPAL
     AMOUNT                                                      MATURITY          INTEREST
     (000)                                                         DATES            RATES             VALUE
=============================================================================================================
COMMERCIAL PAPER@--(CONCLUDED)
=============================================================================================================
    ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
        $500    Thunderbay Funding                               04/04/05           2.600%           $498,772
-------------------------------------------------------------------------------------------------------------
         500    Windmill Funding Corp.                           03/11/05           2.530             499,649
-------------------------------------------------------------------------------------------------------------
                                                                                                    3,919,904
=============================================================================================================
    ASSET BACKED-SECURITIES--13.61%
         500    Beta Finance, Inc.**                             03/07/05           2.430             499,797
-------------------------------------------------------------------------------------------------------------
         500    CC (USA), Inc.**                                 03/08/05           2.440             499,763
-------------------------------------------------------------------------------------------------------------
         500    Dorada Finance, Inc.**                           04/15/05           2.580             498,387
-------------------------------------------------------------------------------------------------------------
         500    Grampian Funding LLC                             04/27/05           2.640             497,910
-------------------------------------------------------------------------------------------------------------
         500    Scaldis Capital LLC                              03/29/05           2.630             498,977
-------------------------------------------------------------------------------------------------------------
         500    Solitaire Funding LLC                            03/30/05           2.640             498,937
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,993,771
=============================================================================================================
    BANKING-NON-U.S.--6.79%
         500    Alliance& Leicester PLC                          05/04/05           2.680             497,618
-------------------------------------------------------------------------------------------------------------
         500    Natexis Banques Populaires
                  US Finance Co. LLC                             04/29/05           2.690             497,796
-------------------------------------------------------------------------------------------------------------
         500    Westpac Trust Securities NZ Ltd.                 05/09/05           2.695             497,417
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,492,831
=============================================================================================================
    BANKING-U.S.--8.61%
         500    Barclays U.S. Funding Corp.                      03/07/05           2.490             499,792
-------------------------------------------------------------------------------------------------------------
         500    CBA (Delaware) Finance, Inc.                     05/09/05           2.690             497,422
-------------------------------------------------------------------------------------------------------------
         400    ING (US) Funding LLC                             03/14/05           2.530             399,635
-------------------------------------------------------------------------------------------------------------
         500    Nordea N.A., Inc.                                05/02/05           2.670             497,701
-------------------------------------------------------------------------------------------------------------
                                                                                                    1,894,550
=============================================================================================================
    BROKERAGE--2.26%
         500    Bear Stearns Cos., Inc.                          05/12/05           2.720             497,280
-------------------------------------------------------------------------------------------------------------
    FINANCE-NONCAPTIVE DIVERSIFIED--2.24%
         500    General Electric Capital Corp.                   08/15/05           2.930             493,204
-------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$11,791,507)                                                         11,791,507
=============================================================================================================

SHORT-TERM CORPORATE OBLIGATIONS--7.96%
=============================================================================================================
    ASSET BACKED-SECURITIES--1.14%
         250    Links Finance LLC**                              11/14/05           2.680             250,000
-------------------------------------------------------------------------------------------------------------
    BANKING-NON-U.S.--4.55%
       1,000    HBOS Treasury Services PLC**                     03/14/05           2.530*          1,000,037
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2005

   PRINCIPAL
     AMOUNT                                                      MATURITY          INTEREST
     (000)                                                         DATES            RATES             VALUE
=============================================================================================================
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
=============================================================================================================
    FINANCE-CAPTIVE AUTOMOTIVE--2.27%
        $500    Toyota Motor Credit Corp.                        03/01/05           2.550%*          $500,000
-------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations (cost--$1,750,037)                                           1,750,037
=============================================================================================================

REPURCHASE AGREEMENTS--8.83%
=============================================================================================================
       1,900    Repurchase Agreement dated 02/28/05 with
                  Deutsche Bank Securities, Inc.,
                  collateralized by $1,744,000 Federal
                  National Mortgage Association obligations,
                  6.625% due 10/15/07; (value--$1,938,832);
                  proceeds: $1,900,138                           03/01/05           2.620           1,900,000
-------------------------------------------------------------------------------------------------------------
          42    Repurchase Agreement dated 02/28/05 with
                  State Street Bank& Trust Co.,
                  collateralized by $8,385 U.S. Treasury
                  Bills, zero coupon due 03/24/05 and
                  $35,000 U.S. Treasury Notes, 2.750%
                  due 06/30/06; (value--$43,240);
                  proceeds: $42,003                              03/01/05           2.450              42,000
-------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$1,942,000)                                                      1,942,000
=============================================================================================================

  NUMBER OF
   SHARES
   (000)
============
MONEY MARKET FUND[dagger]--1.36%
-------------------------------------------------------------------------------------------------------------
         300    AIM Liquid Assets Portfolio (cost--$299,997)                        2.424             299,997
-------------------------------------------------------------------------------------------------------------
Total Investments (cost--$22,332,473 which
  approximates cost for federal income
  tax purposes)--101.53%                                                                           22,332,473
-------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.53)%                                                       (335,783)
-------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 12,904,201, 6,426,989
  and 2,663,237 shares of common stock outstanding
  of Class A, Class B and Class C, respectively, each
  equivalent to $1.00 per share)--100.00%                                                         $21,996,690
=============================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of February 28, 2005, and reset periodically.

** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 14.77% of net assets as of February 28, 2005, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@        Interest rates shown are the discount rates at date of purchase.

[dagger] Interest rate shown reflects yield at February 28, 2005.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF NET ASSETS -- FEBRUARY 28, 2005

ISSUER BREAKDOWN BY COUNTRY (UNAUDITED)

                                                 PERCENTAGE OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
United States                                                           82.1%
--------------------------------------------------------------------------------
United Kingdom                                                           8.9
--------------------------------------------------------------------------------
Sweden                                                                   2.3
--------------------------------------------------------------------------------
Italy                                                                    2.3
--------------------------------------------------------------------------------
France                                                                   2.2
--------------------------------------------------------------------------------
Australia                                                                2.2
--------------------------------------------------------------------------------
Total                                                                  100.0%
================================================================================

                      Weighted average maturity -- 41 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

UBS MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                                                  FOR THE
                                                                                 YEAR ENDED
                                                                             FEBRUARY 28, 2005
==============================================================================================
INVESTMENT INCOME:

Interest                                                                              $460,492
----------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                            147,195
----------------------------------------------------------------------------------------------
Service fees--Class A                                                                   38,664
----------------------------------------------------------------------------------------------
Service and distribution fees--Class B                                                  74,506
----------------------------------------------------------------------------------------------
Service and distribution fees--Class C                                                  30,279
----------------------------------------------------------------------------------------------
Professional fees                                                                       72,487
----------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class A                                      26,847
----------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class B                                      17,203
----------------------------------------------------------------------------------------------
Transfer agency and related services fees--Class C                                       7,690
----------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                     48,393
----------------------------------------------------------------------------------------------
State registration fees                                                                 46,475
----------------------------------------------------------------------------------------------
Directors' fees                                                                         15,937
----------------------------------------------------------------------------------------------
Custody and accounting                                                                   2,944
----------------------------------------------------------------------------------------------
Other expenses                                                                          15,677
----------------------------------------------------------------------------------------------
                                                                                       544,297
----------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by investment advisor                    (194,259)
----------------------------------------------------------------------------------------------
Net expenses                                                                           350,038
==============================================================================================
Net investment income/net increase in net assets resulting from operations            $110,454
==============================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                         For the Years Ended
                                                                          February 28 or 29,
                                                                    -----------------------------
                                                                           2005              2004
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                  $110,454          $205,540
-------------------------------------------------------------------------------------------------
Net realized gain from investment activities                                 --             1,428
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    110,454           206,968
-------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A                                          (94,974)         (162,878)
-------------------------------------------------------------------------------------------------
Net investment income--Class B                                          (11,494)          (34,529)
-------------------------------------------------------------------------------------------------
Net investment income--Class C                                           (3,986)           (8,133)
-------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class A                     (842)               --
-------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class B                     (476)               --
-------------------------------------------------------------------------------------------------
Net realized gains from investment activities--Class C                     (202)               --
-------------------------------------------------------------------------------------------------
                                                                       (111,974)         (205,540)
-------------------------------------------------------------------------------------------------
Net decrease in net assets from capital share transactions          (11,803,350)      (41,651,734)
-------------------------------------------------------------------------------------------------
Net decrease in net assets                                          (11,804,870)      (41,650,306)
-------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                                    33,801,560        75,451,866
-------------------------------------------------------------------------------------------------
End of year                                                         $21,996,690       $33,801,560
=================================================================================================
Accumulated undistributed net investment income                          $--               $--
=================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers one series of shares: UBS Money Market Fund (the "Fund").

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. ("UBS Global AM") or certain of its affiliates serve as principal underwriter. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--

Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

--------------------------------------------------------------------------------
14

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets. At February 28, 2005, the Fund owed UBS Global AM $8,754 for investment advisory and administration fees.

For the year ended February 28, 2005, UBS Global AM voluntarily waived $147,195 of its investment and advisory and administration fees and reimbursed $47,064 in expenses. At February 28, 2005, UBS Global AM owed the Fund $8,261 for fee waivers and expense reimbursements.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At February 28, 2005, the Fund owed UBS Global AM $8,012 in service and distribution fees.

UBS Global AM also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended February 28, 2005, it earned $45,197 and $2,580 in deferred sales charges on Class B and Class C shares, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the year ended February 28, 2005, UBS Financial Services Inc. received from PFPC, not the Fund, $31,168 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified brokerdealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends,

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the year ended February 28, 2005, the Fund did not loan any securities.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At February 28, 2005, the Fund had the following liabilities outstanding:

Payable for shares repurchased                                          $310,854
--------------------------------------------------------------------------------
Dividends payable to shareholders                                          1,040
--------------------------------------------------------------------------------
Other accrued expenses*                                                   87,794
--------------------------------------------------------------------------------

* Excludes investment advisory and administration fees and service and distribution fees.

At February 28, 2005, the components of net assets were as follows:

Accumulated paid in capital                                          $21,990,893
--------------------------------------------------------------------------------
Accumulated net realized gain from investment activities                   5,797
--------------------------------------------------------------------------------
Net assets                                                           $21,996,690
================================================================================

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended February 28, 2005 and February 29, 2004 was ordinary income.

At February 28, 2005, the components of accumulated earnings on a tax basis was undistributed ordinary income of $6,837.

--------------------------------------------------------------------------------
16

UBS MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                             CLASS A                                 CLASS B
                               =========================================================================

                                       FOR THE YEARS ENDED                     FOR THE YEARS ENDED
                                        FEBRUARY 28 OR 29,                      FEBRUARY 28 OR 29,
                               =========================================================================
                                      2005                2004                2005               2004
--------------------------------------------------------------------------------------------------------
Shares exchanged into Fund         6,162,212           53,022,238          5,386,274           9,011,344
--------------------------------------------------------------------------------------------------------
Shares repurchased or
   exchanged out of Fund         (13,033,491)         (70,193,210)        (7,902,677)        (27,532,823)
--------------------------------------------------------------------------------------------------------
Shares converted from
   Class B to Class A              4,298,520            5,231,390         (4,298,520)         (5,231,390)
--------------------------------------------------------------------------------------------------------
Dividends reinvested                  89,808              149,726             10,434              30,829
--------------------------------------------------------------------------------------------------------
Net decrease
   in shares outstanding          (2,482,951)         (11,789,856)        (6,804,489)        (23,722,040)
========================================================================================================

                                             CLASS C
                               ==================================

                                       FOR THE YEARS ENDED
                                        FEBRUARY 28 OR 29,
                               ==================================
                                     2005                 2004
-----------------------------------------------------------------
Shares exchanged into Fund         3,286,754            5,041,749
-----------------------------------------------------------------
Shares repurchased or
   exchanged out of Fund          (5,806,369)         (11,189,257)
-----------------------------------------------------------------
Dividends reinvested                   3,705                7,670
-----------------------------------------------------------------
Net decrease
   in shares outstanding          (2,515,910)          (6,139,838)
-----------------------------------------------------------------

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                                                     Class A
                                                         ==============================================================

                                                                     For the Years Ended February 28 or 29,
                                                         ==============================================================

                                                           2005          2004          2003         2002          2001
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                         $1.00         $1.00         $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.006         0.007         0.007        0.023         0.053
-----------------------------------------------------------------------------------------------------------------------
Net realized gains from
   investment activities                                      --         0.000*           --           --            --
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.006)       (0.007)       (0.007)      (0.023)       (0.053)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                                  (0.000)*          --            --           --            --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (0.006)       (0.007)       (0.007)      (0.023)       (0.053)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $1.00         $1.00         $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                  0.62%         0.67%         0.66%        2.36%         5.45%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                          $12,912       $15,396       $27,185      $26,676       $38,533
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee
   waivers and expense reimbursements
   by advisor                                               0.98%         0.46%         1.01%        1.05%         1.07%
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before fee
   waivers and expense reimbursements
   by advisor                                               1.63%         1.23%         1.21%        1.06%         1.07%
-----------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers and expense
   reimbursements by advisor                                0.61%         0.67%         0.66%        2.37%         5.35%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average net
   assets, before fee waivers and expense
   reimbursements by advisor                               (0.04)%       (0.10)%        0.46%        2.36%         5.35%
=======================================================================================================================

*   Amount represents less than $0.0005 per share.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
18

                            Class B
==============================================================

            For the Years Ended February 28 or 29,
==============================================================

  2005          2004          2003         2002          2001
==============================================================
 $1.00          $1.00         $1.00        $1.00         $1.00
--------------------------------------------------------------
 0.001          0.001         0.002        0.018         0.048
--------------------------------------------------------------

    --          0.000*           --           --            --
--------------------------------------------------------------
(0.001)        (0.001)       (0.002)      (0.018)       (0.048)
--------------------------------------------------------------

(0.000)*           --            --           --            --
--------------------------------------------------------------
(0.001)        (0.001)       (0.002)      (0.018)       (0.048)
--------------------------------------------------------------
 $1.00          $1.00         $1.00        $1.00         $1.00
--------------------------------------------------------------
  0.12%          0.15%         0.16%        1.84%         4.94%
--------------------------------------------------------------

$6,422        $13,227       $36,948      $24,508       $24,231
--------------------------------------------------------------

  1.41%          0.98%         1.49%        1.56%         1.55%
--------------------------------------------------------------

  2.09%          1.74%         1.69%        1.58%         1.55%
--------------------------------------------------------------

  0.12%          0.14%         0.15%        1.82%         4.84%
--------------------------------------------------------------

 (0.56)%        (0.62)%       (0.05)%       1.80%         4.84%
==============================================================

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each year is presented below:

                                                                                     Class C
                                                         ==============================================================

                                                                     For the Years Ended February 28 or 29,
                                                         ==============================================================

                                                           2005          2004          2003         2002          2001
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                         $1.00         $1.00         $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.001         0.001         0.002        0.018         0.048
-----------------------------------------------------------------------------------------------------------------------
Net realized gains from
   investment activities                                      --         0.000*           --           --            --
-----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.001)       (0.001)       (0.002)      (0.018)       (0.048)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                                  (0.000)*          --            --           --            --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                         (0.001)       (0.001)       (0.002)      (0.018)       (0.048)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $1.00         $1.00         $1.00        $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                  0.10%         0.10%         0.15%        1.85%         4.95%
-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                           $2,663        $5,179       $11,319      $12,700       $13,282
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee
   waivers and expense reimbursements
   by advisor                                               1.44%         1.02%         1.52%        1.55%         1.55%
-----------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before fee
   waivers and expense reimbursements
   by advisor                                               2.11%         1.79%         1.71%        1.57%         1.55%
-----------------------------------------------------------------------------------------------------------------------
Net investment income to average net
   assets, net of fee waivers and expense
   reimbursements by advisor                                0.10%         0.10%         0.15%        1.86%         4.88%
-----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average net
   assets, before fee waivers and expense
   reimbursements by advisor                               (0.57)%       (0.67)%       (0.04)%       1.84%         4.88%
-----------------------------------------------------------------------------------------------------------------------

*   Amount represents less than $0.0005 per share.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
20

UBS MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ERNST & YOUNG LLP

To the Board of Directors and Shareholders of UBS Money Market Fund

We have audited the accompanying statement of net assets for the UBS Money Market Fund (the "Fund"), as of February 28, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended February 28, 2001, were audited by another auditor whose report dated April 17, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Money Market Fund at February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

April 13, 2005

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.

--------------------------------------------------------------------------------
22

                  (This page has been left blank intentionally)

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves an indefinite term of office. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.

The Fund's Statement of Additional Information contains additional information about the Directors and is available, without charge, upon request by calling 1-800-647-1568.

INTERESTED DIRECTOR

                                                                   Term of
                                            Position(s)         Office[dagger]
           Name, Address,                   Held With           and Length of                    Principal Occupation(s)
              and Age                          Fund              Time Served                      During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*[dagger][dagger]; 58      Director             Since 1998         Mrs. Alexander is retired. She was an
c/o UBS Global Asset                                                                 executive vice president of UBS Financial
Management                                                                           Services Inc. (from March 1984 to December
51 West 52nd Street                                                                  2002). She was chief executive officer (from
New York, NY 10019                                                                   January 1995 to October 2000), a director
                                                                                     (from January 1995 to September 2001) and
                                                                                     chairman (from March 1999 to September 2001)
                                                                                     of UBS Global AM (formerly known as Mitchell
                                                                                     Hutchins Asset Management Inc.).

Meyer Feldberg; 63                           Director             Since 1998         Professor Feldberg is a senior advisor to
Columbia Business School                                                             Morgan Stanley. He is also Dean Emeritus and
33 West 60th Street                                                                  Sanford Bernstein Professor of Leadership and
7th Floor                                                                            Ethics at Columbia Business School, although
New York, NY 10023-7905                                                              on a two year leave of absence. Prior to
                                                                                     July 2004, he was Dean and Professor of
                                                                                     Management of the Graduate School of Business
                                                                                     at Columbia University (since 1989).

--------------------------------------------------------------------------------
24

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

                      Number of
             Portfolios in Fund Complex                                       Other Directorships
                Overseen by Director                                            Held by Director
---------------------------------------------------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee of 16              None
investment companies (consisting of 33 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Professor Feldberg is a director or trustee of 30          Professor Feldberg is also a director of Primedia Inc.
investment companies (consisting of 47 portfolios)         (publishing), Federated Department Stores, Inc. (operator of
for which UBS Global AM or one of its affiliates           department stores), Revlon, Inc. (cosmetics), and SAPPI, Ltd.
serves as investment advisor, sub-advisor or               (producer of paper).
manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS

                                                                Term of
                                          Position(s)        Office[dagger]
      Name, Address,                      Held With          and Length of                   Principal Occupation(s)
         and Age                             Fund             Time Served                      During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 69                 Director and        Since 1998             Mr. Armstrong is chairman and principal of
c/o Willkie Farr &                       Chairman            (Trustee)              R.Q.A. Enterprises (management consulting
Gallagher LLP                            of the Board of     Since 2004             firm) (since April 1991 and principal
787 Seventh Avenue                       Directors           (Chairman of the       occupation since March 1995).
New York, NY 10019-6099                                      Board of Directors)

David J. Beaubien; 70                    Director            Since 2001             Mr. Beaubien is retired (since 2003). He was
84 Doane Road                                                                       chairman of Yankee Environmental Systems,
Ware, MA 01082                                                                      Inc., a manufacturer of meteorological
                                                                                    measuring systems (since 1991).

Richard R. Burt; 58                      Director            Since 1998             Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave,                                                              (international information and security firm)
N.W. Washington, D.C.                                                               and IEP Advisors (international investments
20004                                                                               and consulting firm).

Carl W. Schafer; 69                      Director            Since 1998             Mr. Schafer is president of the Atlantic
66 Witherspoon Street #1100                                                         Foundation (charitable foundation)
Princeton, NJ 08542                                                                 (since 1990).

William D. White; 71                     Director            Since 2001             Mr. White is retired (since 1994).
P.O. Box 199
Upper Black Eddy, PA 18972

--------------------------------------------------------------------------------
26

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

                      Number of
             Portfolios in Fund Complex                                         Other Directorships
                Overseen by Director                                              Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 16               None
investment companies (consisting of 33 portfolios)
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Beaubien is a direct or ortrustee of 16                Mr. Beaubien is also a director of IEC Electronics, Inc., a
investment companies (consisting of 33 portfolios)         manufacturer of electronic assemblies.
for which UBS Global AM or one of its affiliates
serves as investment advisor, sub-advisor or
manager.

Mr. Burt is a director or trustee of 16 investment         Mr. Burt is also a director of Hollinger International Inc.
companies (consisting of 33 portfolios) for which          (publishing), HCL Technologies, Ltd., (software and information
UBS Global AM or one of its affiliates serves as           technologies), The Central European Fund, Inc., The Germany Fund,
investment advisor, sub-advisor or manager.                Inc., IGT, Inc. (provides technology to gaming and wagering industry) and chairman of Weirton Steel Corp. (makes and finishes steel products). He is also a director or trustee of funds in the
                                                           Scudder Mutual Funds Family (consisting of 52 portfolios).

Mr. Schafer is a director or trustee of 16 investment      Mr. Schafer is also a director of Labor Ready, Inc. (temporary
companies (consisting of 33 portfolios) for which          employment). Guardian Life Insurance Company Mutual Funds
UBS Global AM or one of its affiliates serves as           (consisting of 25 portfolios), the Harding, Loevner Funds
investment advisor, sub-advisor or manager.                (consisting of three portfolios), E.I.I. Realty Securities Trust
                                                           (consisting of two portfolios) and Frontier Oil Corporation.

Mr. White is a director or trustee of 16 investment        None
companies (consisting of 33 portfolios) for which
UBS Global AM or one of its affiliates serves as
investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS

                                                         Term of                         Principal Occupation(s)
                                   Position(s)        Office[dagger]                       During Past 5 Years;
   Name, Address,                  Held With          and Length of                 Number of Portfolios in Fund Complex
      and Age                         Fund             Time Served                   for which person serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Joseph Allessie*; 39             Vice President         Since 2005          Mr. Allessie is director and associate general counsel
                                 and Assistant                              at UBS Global AM (since 2005). Prior to joining UBS
                                 Secretary                                  Global AM he was senior vice president and general
                                                                            counsel of Kenmar Advisory Corp. (from 2004-2005).
                                                                            Prior to that Mr. Allessie was general counsel and
                                                                            secretary of Global Asset Management (USA) Inc., GAM
                                                                            Investments, GAM Services, GAM Funds, Inc. and the GAM
                                                                            Avalon Funds (from 1999 to 2004). Prior to joining GAM,
                                                                            Mr. Allessie was Regulatory Officer to the State of New
                                                                            Jersey, Department of Law and Public Safety, Bureau of
                                                                            Securities (from 1993 to 1999). Mr. Allessie is a vice
                                                                            president and assistant secretary of 20 investment
                                                                            companies (consisting of 75 portfolios) for which UBS
                                                                            Global AM or one of its affiliates serves as investment
                                                                            advisor, sub-advisor or manager.

W. Douglas Beck*; 38             Vice President         Since 2003          Mr. Beck is an executive director and head of product
                                                                            management of UBS Global AM (since 2002). From March
                                                                            1998 to November 2002, he held various positions at
                                                                            Merrill Lynch, the most recent being first vice
                                                                            president and co-manager of the managed solutions
                                                                            group. Mr. Beck is vice president of 20 investment
                                                                            companies (consisting of 75 portfolios) for which UBS
                                                                            Global AM or one of its affiliates serves as investment
                                                                            advisor, sub-advisor or manager.

James Capezzuto*; 41             Vice President         Since 2004          Mr. Capezzuto is director and associate general counsel
                                 and Assistant                              at UBS Global AM (since 2004). Prior to joining UBS
                                 Secretary                                  Global AM he was senior vice president, senior
                                                                            compliance manager at Bank of America (from 2003-2004)
                                                                            prior to that he was general counsel at Steinberg
                                                                            Priest & Sloane and prior to that he was director and
                                                                            senior counsel at Deutsche Asset Management (from
                                                                            1996 - 2002). Mr. Capezzuto is a vice president and
                                                                            assistant secretary of 20 investment companies
                                                                            (consisting of 75 portfolios) for which UBS Global AM
                                                                            or one of its affiliates serves as investment advisor,
                                                                            sub-advisor or manager.

--------------------------------------------------------------------------------
28

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                         Term of                        Principal Occupation(s)
                                   Position(s)        Office[dagger]                      During Past 5 Years;
   Name, Address,                  Held With          and Length of                Number of Portfolios in Fund Complex
      and Age                         Fund             Time Served                  for which person serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Thomas Disbrow*; 39              Vice President      Since 2000             Mr. Disbrow is a director, head of retail mutual
                                 and Treasurer       (Vice President)       fund operations and co-head of the mutual fund finance
                                                     Since 2004             department of UBS Global AM. Prior to November 1999,
                                                     (Treasurer)            he was a vice president of Zweig/Glaser Advisers.
                                                                            Mr. Disbrow is a vice president and treasurer of 16
                                                                            investment companies (consisting of 33 portfolios)
                                                                            vice president and assistant treasurer of four
                                                                            investment companies (consisting of 42 portfolios)
                                                                            for which UBS Global AM or one of its affiliates
                                                                            serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 47             Vice President      Since 2004             Mr. Kemper is general counsel of UBS Global Asset
                                 and Secretary                              Management--Americas region (since July 2004). Mr.
                                                                            Kemper also is an executive director of UBS Global
                                                                            Asset Management (Americas) Inc. ("UBS Global AM
                                                                            (Americas)") and was its deputy general counsel from
                                                                            July 2001 to July 2004. He has been secretary of UBS
                                                                            Global AM (Americas) since 1999 and assistant secretary
                                                                            of UBS Global Asset Management Trust Company since
                                                                            1993. Mr. Kemper is secretary of UBS Global AM
                                                                            (since 2004). Mr. Kemper is vice president and
                                                                            secretary of 20 investment companies (consisting of 75
                                                                            portfolios) for which UBS Global AM (Americas) or one
                                                                            of its affiliates serves as investment advisor,
                                                                            sub-advisor or manager.

Joanne M. Kilkeary*; 37          Vice President      Since 2004             Ms. Kilkeary is an associate director and a senior
                                 and Assistant                              manager of the mutual fund finance department of
                                 Treasurer                                  UBS Global AM. Ms. Kilkeary is a vice president and
                                                                            assistant treasurer of 16 investment companies
                                                                            (consisting of 33 portfolios) for which UBS Global
                                                                            AM or one of its affiliates serves as investment
                                                                            advisor, sub-advisor or manager.

--------------------------------------------------------------------------------

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONTINUED)

                                                         Term of                       Principal Occupation(s)
                                   Position(s)        Office[dagger]                     During Past 5 Years;
   Name, Address,                  Held With          and Length of               Number of Portfolios in Fund Complex
      and Age                         Fund             Time Served                 for which person serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Joseph T. Malone*; 37            Vice President        Since 2004           Mr. Malone is a director and co-head of the mutual fund
                                 and Assistant                              finance department of UBS Global AM. From August 2000
                                 Treasurer                                  through June 2001, he was the controller at AEA
                                                                            Investors Inc. From March 1998 to August 2000,
                                                                            Mr. Malone was a manager within the investment
                                                                            management services practice of PricewaterhouseCoopers
                                                                            LLC. Mr. Malone is vice president and assistant
                                                                            treasurer of 16 investment companies (consisting of 33
                                                                            portfolios) and vice president, treasurer and principal
                                                                            accounting officer of four investment companies
                                                                            (consisting of 42 portfolios) for which UBS Global AM
                                                                            or one of its affiliates serves as investment advisor,
                                                                            sub-advisor or manager.

Michael H. Markowitz**; 40       Vice President        Since 1998           Mr. Markowitz is a managing director, portfolio manager
                                                                            and head of U.S. short duration fixed income of UBS
                                                                            Global AM. He is also a managing director and portfolio
                                                                            manager of UBS Global Asset Management (Americas) Inc.,
                                                                            an affiliate of UBS Global AM. Mr. Markowitz is a vice
                                                                            president of five investment companies (consisting of
                                                                            21 portfolios) for which UBS Global AM or one of its
                                                                            affiliates serves as investment advisor, sub-advisor
                                                                            or manager.

Joseph McGill*; 42               Vice President        Since 2004           Mr. McGill is an executive director and chief
                                 and Chief                                  compliance officer at UBS Global AM and UBS Global AM
                                 Compliance                                 (Americas) (since 2003). Prior to joining UBS Global
                                 Officer                                    AM he was Assistant General Counsel, J.P. Morgan
                                                                            Investment Management (from 1999 - 2003). Mr. McGill
                                                                            is a vice president and chief compliance officer of
                                                                            20 investment companies (consisting of 75 portfolios)
                                                                            for which UBS Global AM or one of its affiliates
                                                                            serves as investment advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
30

UBS MONEY MARKET FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

OFFICERS (CONCLUDED)

                                                         Term of                     Principal Occupation(s)
                                   Position(s)        Office[dagger]                   During Past 5 Years;
   Name, Address,                  Held With          and Length of             Number of Portfolios in Fund Complex
      and Age                         Fund             Time Served               for which person serves as Officer
------------------------------------------------------------------------------------------------------------------------------------
Joseph A. Varnas*; 37              President          Since 2003           Mr. Varnas is a managing director (since March 2003),
                                                                           global head of information technology and operations
                                                                           (since March 2004) and head of product management--
                                                                           Americas (since November 2002) of UBS Global AM. He was
                                                                           head of technology of UBS Global AM from November 2002
                                                                           to March 2004. From 2000 to 2001, he was manager of
                                                                           product development in Investment Consulting Services
                                                                           at UBS Financial Services Inc. Mr. Varnas was a senior
                                                                           analyst in the Global Securities Research and Economics
                                                                           Group at Merrill Lynch from 1995 to 1999. Mr. Varnas is
                                                                           president of 20 investment companies (consisting of 75
                                                                           portfolios) for which UBS Global AM or one of its
                                                                           affiliates serves as investment advisor, sub-advisor
                                                                           or manager.

Keith A. Weller*; 43               Vice President     Since 1995           Mr. Weller is an executive director and associate general
                                   and Assistant                           counsel of UBS Global AM. Mr. Weller is a vice president
                                   Secretary                               and assistant secretary of 20 investment companies
                                                                           (consisting of 75 portfolios) for which UBS Global AM
                                                                           or one of its affiliates serves as investment advisor,
                                                                           sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

[dagger] Each Director holds office for an indefinite term. Each Director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers are appointed by the Directors and serve at the pleasure of the Board.

[dagger][dagger] Mrs. Alexander is an "interested person" of the Fund as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

--------------------------------------------------------------------------------

                  (This page has been left blank intentionally)

DIRECTORS

Richard Q. Armstrong                     Meyer Feldberg
Chairman
                                         Carl W. Schafer
Margo N. Alexander
                                         William D. White
David J. Beaubien

Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                         W. Douglas Beck
President                                Vice President

Mark F. Kemper                           Michael H. Markowitz
Vice President and Secretary             Vice President

Thomas Disbrow
Vice President and Treasurer

INVESTMENT ADVISOR, ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2005 UBS Global Asset Management (US) Inc.
    All rights reserved.

[LOGO OF UBS]                                                    ---------------
                                                                    Presorted
                                                                     Standard
                                                                   US Postage
                                                                      PAID
                                                                  Smithtown, NY
                                                                    Permit 700
                                                                 ---------------

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, New York 10019-6114

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: Richard Q. Armstrong. Mr. Armstrong is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

     (a)  Audit Fees:
          ----------

          For the fiscal years ended February 28, 2005 and February
          29, 2004, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $23,400 and $22,600, respectively.

          Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

     (b)  Audit-Related Fees:
          ------------------

          In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $3,500 and $3,617, respectively, which includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          Fees included in the audit-related category are those associated with
          (1) the reading and providing of comments on the 2004 and 2003 semiannual financial statements and (2) review of the consolidated 2003 and 2002 report on UBS Funds' profitability of UBS Global Asset Management (US) Inc. ("UBS Global AM") and UBS Financial Services Inc. to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

          There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c)  Tax Fees:
          --------

          In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $2,200 and $9,700, respectively, which includes amounts related to tax services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

          Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

          There were no tax fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)  All Other Fees:
          --------------

          In each of the fiscal years ended February 28, 2005 and February 29, 2004, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

          Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

          There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e)  (1)  Audit Committee Pre-Approval Policies and Procedures:
               ----------------------------------------------------

               The registrant's Audit Committee ("audit committee") has adopted an "Audit Committee Charter (Amended and Restated as of May 12,
               2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                  The [audit ]Committee shall:

                  ...

                  2. Pre-approve (a) all audit and permissible non-audit services(1) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [AM] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund's officers).

                      ---------------

                        (1) The Committee will not approve non-audit services
                            that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services;
                            (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                            Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

               Audit-Related Fees:
               ------------------
               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

               Tax Fees:
               --------
               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

               All Other Fees:
               --------------
               There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the registrant.

               There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

     (f) According to E&Y, for the fiscal year ended February 28, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

     (g) For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate fees billed by E&Y of $1,752,841 and $1,686,864, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                           2005                 2004
                                           ----                 ----
Covered Services                          $5,700              $13,317
Non-Covered Services                     1,747,141           1,673,547

     (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed May 7, 2004 (Accession Number: 0001047469-04-016409)(SEC File No. 811-04448).

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  May 5, 2005
       -----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  May 5, 2005
       -----------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Treasurer

Date:  May 5, 2005
       -----------

                                                              Exhibit EX-99.CERT

                                 CERTIFICATIONS
                                 --------------

I, Joseph A. Varnas, President of UBS Master Series, Inc., certify that:

1.  I have reviewed this report on Form N-CSR of UBS Master Series, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements, for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  May 5, 2005
       -----------

I, Thomas Disbrow, Treasurer of UBS Master Series, Inc., certify that:

1.  I have reviewed this report on Form N-CSR of UBS Master Series, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements, for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Treasurer

Date:  May 5, 2005
       -----------

                                                           Exhibit EX-99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Subsections (a) and (b) of Section 1350, Chapter 63 of Title 18, United States
                                      Code)

In connection with the attached report of UBS Master Series, Inc. (the "Registrant") on Form N-CSR (the "Report"), each of the undersigned officers of the Registrant does hereby certify that, to the best of such officer's knowledge:

     1) the Report fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the Securities Exchange Act of 1934, as amended;

     2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant as of, and for, the periods presented in the Report.

Dated: May 5, 2005
       -----------

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Dated: May 5, 2005
       -----------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Treasurer

This certification is being furnished solely pursuant to 18 U.S.C. [Section] 1350 and is not being filed as part of the Report or as a separate disclosure document.